Parent Company - Summary of Condensed Statements of Cash Flows (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Cash flows from operating activities:
Net income	₩ 3,171,469	$ 2,145,784	₩ 2,626,894	₩ 3,369,074
Interest income
Other	(22,013,341)	(14,894,006)	(20,641,554)	(14,654,549)
Dividend income
Net cash inflow(outflow) from operating activities	(6,129,300)	(4,147,022)	1,621,942	18,624,119
Cash flows from investing activities:
Others	(126,765)	(85,769)	8,719	62,386
Net cash outflow from investing activities	(34,299)	(23,206)	(2,254,141)	(6,968,690)
Cash flows from financing activities:
Redemption of hybrid securities	(1,708,213)	(1,155,759)	(1,099,392)	(620,056)
Dividends paid on hybrid securities	(234,931)	(158,952)	(226,785)	(205,751)
Others	(17,690)	(11,969)	118	513
Net cash inflow (outflow) from financing activities	1,245,341	842,585	(2,860,177)	1,919,786
Cash and cash equivalents, beginning of the period	30,556,618	20,674,302	34,219,148	20,613,073
Cash and cash equivalents, end of the period	27,281,123	$ 18,458,135	30,556,618	34,219,148
Parent company
Cash flows from operating activities:
Net income	1,123,332		1,424,508	1,183,249
Interest income
Bank subsidiaries	(51,778)		(63,806)	(25,614)
Other	0		(786)	0
Dividend income
Bank subsidiaries	(1,131,996)		(1,372,572)	(1,175,672)
Non-bank subsidiaries	(76,526)		(110,384)	(96,721)
Others	1,285,563		1,550,265	1,295,154
Net cash inflow(outflow) from operating activities	1,148,595		1,427,225	1,180,396
Cash flows from investing activities:
Acquisition of investments in subsidiaries	(535,541)		(898,740)	(250,000)
Increase in advance payments related to investments in subsidiaries	(155,388)		0	0
Others	973,476		24,992	(1,343,428)
Net cash outflow from investing activities	282,547		(873,748)	(1,593,428)
Cash flows from financing activities:
Issue of hybrid securities	1,196,816		498,680	817,985
Redemption of hybrid securities	(1,000,000)		0	0
Dividends paid on hybrid securities	(158,682)		(131,149)	(91,757)
Increase in borrowings and debentures	599,000		399,234	79,764
Redemption of borrowings and debentures	(150,000)		(260,000)	0
Dividends paid	(882,183)		(979,586)	(655,252)
Others	(139,688)		(104,510)	(3,072)
Net cash inflow (outflow) from financing activities	(534,737)		(577,331)	147,668
Net increase(decrease) in cash and cash equivalents	896,405		(23,854)	(265,364)
Cash and cash equivalents, beginning of the period	289,507		313,361	578,725
Cash and cash equivalents, end of the period	₩ 1,185,912		₩ 289,507	₩ 313,361